Goodwill and Other Intangible Assets (Tables)	12 Months Ended
Jan. 31, 2013
Goodwill And Intangible Assets Disclosure [Abstract]
Changes in Carrying Amount of Goodwill

The changes in the carrying amount of goodwill by reporting segment for the fiscal years ended January 31, 2013 and 2012 were as follows:

	Freight Forwarding	Contract Logistics and Distribution	Total
Balance at January 31, 2011	$174,287	$249,687	$423,974
Foreign currency translation adjustment	(555)	(8,197)	(8,752)

Balance at January 31, 2012	173,732	241,490	415,222
Acquisitions and related payments	390	—	390
Goodwill impairment		(93,008)	(93,008)
Foreign currency translation adjustment	(1,475)	(6,860)	(8,335)

Balance at January 31, 2013	$172,647	$141,622	$314,269

Carrying Values of Amortizable Intangible Assets

The carrying values of amortizable intangible assets at January 31, 2013 and 2012 were as follows:

	Gross carrying value	Accumulated amortization	Net carrying value	Weighted average life (years)
Balance at January 31, 2013
Internally-developed software	$118,259	$(6,775)	$111,484	6.7
Client relationships	84,132	(53,431)	30,701	8.8
Non-compete agreements	285	(111)	174	4.5
Other	4,007	(3,916)	91	3.7

Total	$206,683	$(64,233)	$142,450

Balance at January 31, 2012
Internally-developed software	$80,437	$(4,303)	$76,134	4.8
Client relationships	86,544	(45,328)	41,216	9.1
Non-compete agreements	882	(825)	57	4.7
Other	4,887	(4,192)	695	3.7

Total	$172,750	$(54,648)	$118,102

Expected Amortization Expense of Intangible Assets

The following table shows the expected amortization expense for these intangible assets for each of the next five fiscal years ended January 31:

2014	$19,489
2015	24,001
2016	22,850
2017	20,710
2018 and after	55,400